SUMMARY OF COMMON STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Forfeited, extinguished and cancelled	(2,714)	(2,533,243)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning Balance	1,822,281	1,886,670
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 2.00	$ 2.00
Weighted Average Remaining Years, Outstanding, (in years)	2 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days
Number of Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited, extinguished and cancelled	(90,160)	(64,389)
Weighted Average Exercise Price, Forfeited, extinguished and cancelled	$ 2.00	$ 2.00
Weighted Average Remaining Years, Forfeited, extinguished and cancelled (in years)	2 years 7 months 6 days	3 years 6 months
Number of Warrants, Outstanding, Ending Balance	1,732,121	1,822,281
Weighted Average Exercise Price, Outstanding Ending Balance	$ 2.00	$ 2.00